Consolidated Balance Sheet [Parenthetical] - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,056,461	22,047,531
Common stock, shares outstanding	22,056,461	22,047,531
Redeemable convertible preferred stock [Member]
Temporary equity, par value (in dollars per share)	$ 0.01	$ 0.01
Temporary equity, shares authorized	1,000,000	1,000,000
Temporary equity, shares issued	168	168
Temporary equity, shares outstanding	168	168
Temporary equity, liquidation preference value	$ 168,496	$ 168,496